Inventory - Q1 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Inventory Disclosure [Abstract]
Work in process		$ 12,447,088	$ 16,688,682	$ 22,841,861
Inventory		12,447,088	19,044,477	$ 22,841,861
Inventory write-downs	$ 27,000	$ 60,000	$ 1,000,000